10% Series B Redeemable Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Schedule of Mezzanine Equity for the Series B Preferred Stock
The Company reflected the following in mezzanine equity for the Series B Preferred Stock as of June 30, 2018:

	Series B Preferred Shares	Series B Preferred Stock	Guaranteed Return	Total
	(In thousands, except share data)
December 31, 2017	150,626	$140,158	$710	$140,868
Return (16% IRR)	—	—	10,945	10,945
Dividends declared and paid or payable in cash	—	—	(4,503)	(4,503)
Dividends declared and paid-in-kind	3,004	3,004	(3,004)	—
Accretion of discount - deemed dividend	—	631	—	631
June 30, 2018	153,630	$143,793	$4,148	$147,941

The Company reflected the following in mezzanine equity for the Series B Preferred Stock as of December 31, 2017:

	Series B Preferred Shares	Series B Preferred Stock	Guaranteed Return	Total
	(In thousands, except shares)
Issuance of Series B Preferred Stock	150,000	$150,000	$—	$150,000
Discount - upfront fees	—	(4,000)	—	(4,000)
Discount - transaction costs	—	(6,017)	—	(6,017)
Discount - bifurcated derivative	—	(625)	—	(625)
Net Proceeds	150,000	139,358	—	139,358
Return (16% IRR)	—	—	2,273	2,273
Dividends declared and payable in cash	—	—	(937)	(937)
Dividends declared and paid-in-kind	626	626	(626)	—
Accretion of Discount - deemed dividend	—	174	—	174
Total Series B Preferred Stock	150,626	$140,158	$710	$140,868

The following table summarizes the changes in the outstanding preferred stock, common stock and Class A common warrants exercisable for shares of Class A Common Stock through the date of the Transaction.

	Series A Preferred Stock	Class A Common Stock	Class B Common Stock	Class F Common Stock	Total Shares of Common Stock	Class A Common Stock Warrants
Issued at formation	—	588,276	—	4,312,500	4,900,776	588,276
Issued at IPO	—	7,597,044	—	—	7,597,044	7,597,044
Issued in connection with private placement	—	—	—	—	—	8,408,838
Forfeitures/Cancellation of founder shares	—	—	—	(2,266,170)	(2,266,170)	—
Conversion of founder shares	—	3,475,665	—	(2,046,330)	1,429,335	—
Redemption of Class A shares	—	(5,804,404)	—	—	(5,804,404)	—
Issued to Tema in connection with the Transaction	—	—	29,807,692	—	29,807,692	4,000,000
Preferred stock and warrants issued to PIPE Investors	75,000	—	—	—	—	5,000,000
Preferred stock issued to KLR Sponsor and Rosemore Holdings, Inc.	20,000	—	—	—	—	—
Outstanding at the Transaction date	95,000	5,856,581	29,807,692	—	35,664,273	25,594,158